Bonds and money market funds - Summary of detailed information about bonds and money market funds (Detail) - USD ($) $ in Thousands	Nov. 30, 2022	Nov. 30, 2021
Schedule Of Detailed Information About Bonds And Money Market Funds Abstract [Abstract]
Bonds	$ 8,990	$ 12,553
Money market funds	0	7,402
Guaranteed investment certificates	224	0
Bonds and money market funds	$ 9,214	$ 19,955